Segment Reporting (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) item	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Segment reporting
Number of Reportable Segments | item			3
Interest income
Loans, held-for-investment	$ 27,009	$ 31,623	$ 90,118	$ 88,710
Loans, held at fair value	3,950	4,947	9,784	12,287
Loans, held for sale, at fair value	164	94	352	148
Mortgage backed securities, at fair value	767	2,981	4,028	8,998
Total interest income	31,890	39,645	104,282	110,143
Interest expense
Borrowings under credit facilities	(2,367)	(1,350)	(6,397)	(6,869)
Promissory note payable	(18)		(85)
Securitized debt obligations	(4,233)	(2,996)	(13,174)	(7,261)
Borrowings under repurchase agreements	(4,141)	(4,355)	(11,686)	(12,372)
Guaranteed loan financing	(3,338)	(4,923)	(10,701)	(8,210)
Total interest expense	(14,097)	(13,624)	(42,043)	(34,712)
Net interest income before provision for loan losses	17,793	26,021	62,239	75,431
Provision for loan losses	(488)	(4,112)	(4,689)	(15,859)
Net interest income after provision for loan losses	17,305	21,909	57,550	59,572
Other income (expense)
Other income	1,729	3,999	5,335	9,985
Servicing income	1,661	994	4,420	5,377
Employee compensation and benefits	(4,822)	(4,934)	(14,005)	(14,015)
Allocated employee compensation and benefits from related party	(900)	(596)	(2,700)	(1,808)
Professional fees	(3,120)	(1,567)	(8,573)	(5,827)
Management fees - related party	(1,793)	(1,841)	(5,464)	(5,424)
Incentive fees - related party		(681)		(1,073)
Loan servicing expense	(1,830)	(771)	(3,889)	(3,640)
Operating expenses	(3,373)	(3,448)	(11,185)	(8,349)
Total other income (expense)	(12,448)	(8,845)	(36,061)	(24,774)
Net realized gain (loss) on financial instruments	2,454	2,989	3,720	2,368
Net unrealized gain (loss) on financial instruments	3,557	(325)	5,800	2,855
Net income from continued operations before income tax provisions	10,868	15,728	31,009	40,021
Provision for income taxes	(1,297)	(2,682)	(3,326)	(5,179)
Net income (loss) from continuing operations	9,571	13,046	27,683	34,842
Income (loss) from discontinued operations		386	(351)	1,057
Net income	9,571	13,432	27,332	35,899
Less: Net income attributable to non-controlling interest	777	1,118	2,217	2,871
Net income attributable to Sutherland Asset Management Corporation	8,794	12,314	25,115	33,028
Total assets	2,148,678	2,329,781	2,148,678	2,329,781	$ 2,329,781
Investment Activities
Interest income
Loans, held-for-investment	15,793	16,128	51,047	47,599
Loans, held at fair value	633	528	1,806	2,678
Mortgage backed securities, at fair value	767	2,981	4,028	8,998
Total interest income	17,193	19,637	56,881	59,275
Interest expense
Borrowings under credit facilities	(1,838)	(851)	(4,926)	(2,344)
Promissory note payable	(18)		(85)
Securitized debt obligations	(3,887)	(2,522)	(12,022)	(6,708)
Borrowings under repurchase agreements	(2,300)	(2,813)	(6,463)	(9,149)
Total interest expense	(8,043)	(6,186)	(23,496)	(18,201)
Net interest income before provision for loan losses	9,150	13,451	33,385	41,074
Provision for loan losses	153	(2,375)	(3,370)	(9,178)
Net interest income after provision for loan losses	9,303	11,076	30,015	31,896
Other income (expense)
Other income	844	1,365	1,740	3,113
Servicing income	6	7	41	398
Employee compensation and benefits	96		(95)
Allocated employee compensation and benefits from related party	(542)	(415)	(1,596)	(968)
Professional fees	(1,797)	(562)	(4,523)	(2,890)
Management fees - related party	(1,080)	(1,282)	(3,229)	(3,790)
Incentive fees - related party		(475)		(740)
Loan servicing expense	(1,473)	(1,111)	(3,817)	(4,705)
Operating expenses	(729)	(654)	(2,998)	1,415
Total other income (expense)	(4,675)	(3,127)	(14,477)	(8,167)
Net realized gain (loss) on financial instruments	423	1,411	(2,017)	1,912
Net unrealized gain (loss) on financial instruments	802	(1,721)	4,011	(994)
Net income from continued operations before income tax provisions	5,853	7,639	17,532	24,647
Provision for income taxes	145		145
Net income (loss) from continuing operations		7,639	17,677	24,647
Net income	5,998
Total assets	1,282,303	1,255,892	1,282,303	1,255,892
New Loan Origination
Interest income
Loans, held-for-investment	1,015	96	3,082	96
Loans, held at fair value	3,317	4,419	7,978	9,563
Loans, held for sale, at fair value	164	94	352	148
Total interest income	4,496	4,609	11,412	9,807
Interest expense
Borrowings under credit facilities	(14)		(14)
Borrowings under repurchase agreements	(1,841)	(1,542)	(5,223)	(3,223)
Total interest expense	(1,855)	(1,542)	(5,237)	(3,223)
Net interest income before provision for loan losses	2,641	3,067	6,175	6,584
Net interest income after provision for loan losses	2,641	3,067	6,175	6,584
Other income (expense)
Other income	1,404	369	2,694	1,722
Servicing income	135	34	371	36
Employee compensation and benefits	(2,351)	(2,507)	(6,805)	(7,243)
Allocated employee compensation and benefits from related party	(204)	(98)	(605)	(620)
Professional fees	(422)	(283)	(1,108)	(522)
Management fees - related party	(406)	(304)	(1,225)	(912)
Incentive fees - related party		(112)		(84)
Loan servicing expense	(191)	(172)	(504)	(403)
Operating expenses	(1,595)	(1,616)	(5,128)	(4,377)
Total other income (expense)	(3,630)	(4,689)	(12,310)	(12,403)
Net realized gain (loss) on financial instruments	542	261	2,311	(861)
Net unrealized gain (loss) on financial instruments	2,755	1,396	1,789	3,849
Net income from continued operations before income tax provisions	2,308	35	(2,035)	(2,831)
Provision for income taxes	(487)	514	2,003	1,820
Net income (loss) from continuing operations		549	(32)	(1,011)
Net income	1,821
Total assets	241,148	265,229	241,148	265,229
SBA Loan Origination and Servicing
Interest income
Loans, held-for-investment	10,201	15,399	35,989	41,015
Loans, held at fair value				46
Total interest income	10,201	15,399	35,989	41,061
Interest expense
Borrowings under credit facilities	(515)	(499)	(1,457)	(4,525)
Securitized debt obligations	(346)	(474)	(1,152)	(553)
Guaranteed loan financing	(3,338)	(4,923)	(10,701)	(8,210)
Total interest expense	(4,199)	(5,896)	(13,310)	(13,288)
Net interest income before provision for loan losses	6,002	9,503	22,679	27,773
Provision for loan losses	(641)	(1,737)	(1,319)	(6,681)
Net interest income after provision for loan losses	5,361	7,766	21,360	21,092
Other income (expense)
Other income		2,265	901	5,150
Other expense	(519)
Servicing income	1,520	953	4,008	4,943
Employee compensation and benefits	(2,567)	(2,427)	(7,105)	(6,772)
Allocated employee compensation and benefits from related party	(154)	(83)	(499)	(220)
Professional fees	(901)	(722)	(2,942)	(2,415)
Management fees - related party	(307)	(255)	(1,010)	(722)
Incentive fees - related party		(94)		(249)
Loan servicing expense	(166)	512	432	1,468
Operating expenses	(1,049)	(1,178)	(3,059)	(5,387)
Total other income (expense)	(4,143)	(1,029)	(9,274)	(4,204)
Net realized gain (loss) on financial instruments	1,489	1,317	3,426	1,317
Net income from continued operations before income tax provisions	2,707	8,054	15,512	18,205
Provision for income taxes	(955)	(3,196)	(5,474)	(6,999)
Net income (loss) from continuing operations		4,858	10,038	11,206
Net income	1,752
Total assets	$ 625,227	$ 825,169	$ 625,227	$ 825,169